Cover Page Document	Dec. 12, 2019
Cover page.
Document Type	8-K
Entity Central Index Key	0000878526
Title of 12(b) Security	Common Stock, $0.001 par value per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity File Number	000-33001
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0154833
Trading Symbol	NTUS
Security Exchange Name	NASDAQ
Amendment Flag	false
Document Period End Date	Dec. 12, 2019
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Natus Medical Inc
Entity Address, Address Line One	6701 Koll Center Parkway, Suite 120
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94566
City Area Code	925
Local Phone Number	223-6700
Entity Emerging Growth Company	false